Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other operating expenses [Abstract]
Other Operating Expenses by Expense

	US Dollars
Figures in millions	2017	2016	2015
Care and maintenance costs (note 35)	62	70	67
Pension and medical defined benefit provisions	9	25	18
Governmental fiscal claims and care and maintenance of old tailings operations	14	14	7
Other	3	1	4
	88	110	96